VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.2%
Automobiles & Components: 1.1%
68,900	Mahle-Metal Leve SA Industria e Comercio	$393,506
118,700	Tupy SA	512,802
		906,308
Capital Goods: 0.9%
156,752	Iochpe Maxion SA	723,596
Consumer Durables & Apparel: 13.9%
61,850	Arezzo Industria e Comercio SA	737,148
203,100	Cia Hering SA	1,697,164
121,400	Construtora Tenda SA	719,936
479,250	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,774,032
205,800	Even Construtora e Incorporadora SA *	520,078
182,502	EZ Tec Empreendimentos e Participacoes SA	1,590,049
403,600	Grendene SA	848,007
151,850	Guararapes Confeccoes SA	745,189
445,100	MRV Engenharia e Participacoes SA	1,889,689
		11,521,292
Consumer Services: 7.7%
40,421	Afya Ltd (USD) *	1,036,394
13,568	Arco Platform Ltd. (USD) *	687,762
204,100	BK Brasil Operacao E Assessoria	1,012,898
237,450	CVC Brasil Operadora e Agencia de Viagens SA	3,191,755
85,225	Ser Educacional SA Reg S 144A	459,051
		6,387,860
Energy: 2.0%
142,650	Enauta Participacoes SA	380,748
35,300	Modec, Inc. #	866,509
103,400	Petro Rio SA *	433,514
		1,680,771
Food, Beverage & Tobacco: 5.2%
94,842	Adecoagro SA (USD) *	552,929
220,100	Camil Alimentos SA	355,978
344,650	Marfrig Alimentos SA *	914,101
256,200	Minerva SA *	603,665
291,450	Sao Martinho SA	1,329,252
126,200	SLC Agricola SA	543,380
		4,299,305
Health Care Equipment & Services: 9.4%
80,400	Centro de Imagem Diagnosticos SA	372,495
396,800	Fleury SA	2,523,124
70,350	Instituto Hermes Pardini SA	404,666
475,400	Odontoprev SA	1,848,991
349,800	Qualicorp SA	2,618,270
		7,767,546
Insurance: 0.4%
117,350	Wiz Solucoes e Corretagem de Seguros SA	314,914
Materials: 7.8%
544,725	Duratex SA	1,658,449
105,578	ERO Copper Corp. *	1,542,012
437,841	Largo Resources Ltd. *	485,811
55,450	Rhi Magnesita NV (GBP) #	2,764,449
		6,450,721
Media & Entertainment: 1.1%
104,400	Smiles Fidelidade SA	954,813
Real Estate: 5.6%
183,188	Aliansce Sonae Shopping Centers SA	1,741,078
218,550	BR Properties SA *	620,153
29,585	FII BTG Pactual Corporate Office Fund	646,534
139,100	Iguatemi Empresa de Shopping Centers SA	1,591,216
		4,598,981
Retailing: 0.7%
109,100	Grupo SBF SA *	592,639
Semiconductor: 0.6%
18,999	SMART Global Holdings, Inc. *	484,095
Software & Services: 7.9%
250,815	Linx SA (ADR) *	1,938,800
782,229	Sonda SA	954,788
261,950	Totvs SA	3,640,235
		6,533,823
Technology Hardware & Equipment: 0.7%
23,105	Ituran Location and Control Ltd. (USD)	572,773
Telecommunication Services: 1.7%
1,306,943	Oi SA (ADR) *	1,437,637
Transportation: 6.1%
138,900	Cia de Locacao das Americas	1,694,901
26,432	DryShips, Inc. (USD) *	138,239
359,890	EcoRodovias Infraestrutura e Logistica SA	1,221,302
240,750	Movida Participacoes SA	892,321
716,300	Santos Brasil Participacoes SA	1,098,167
		5,044,930
Utilities: 20.4%
371,340	AES Tiete Energia SA	1,090,350
361,437	Alupar Investimento SA	2,199,964
113,396	Cia de Saneamento de Minas Gerais SA	1,855,568
160,500	Cia de Saneamento do Parana	3,252,530
270,800	Eneva SA *	1,998,926
386,200	Light SA	1,784,628
49,100	Omega Geracao SA *	387,014
616,450	Transmissora Alianca de Energia Eletrica SA	4,272,918
		16,841,898
Total Common Stocks (Cost: $64,840,672)		77,113,902
PREFERRED STOCKS: 6.7%
Banks: 0.7%
138,350	Banco ABC Brasil SA, 6.11%	596,028
Capital Goods: 1.6%
844,809	Marcopolo SA, 4.60%	660,809
287,200	Randon Implementos e Participacoes SA, 1.98%	662,884
		1,323,693
Materials: 2.8%
1,131,650	Metalurgica Gerdau SA, 2.77%	1,702,262
79,727	Unipar Carbocloro SA, 4.63%	609,617
		2,311,879
Utilities: 1.6%
185,000	Cia Energetica de Sao Paulo, 3.11%	1,268,968
Total Preferred Stocks (Cost: $3,499,818)		5,500,568
Total Investments: 99.9% (Cost: $68,340,490)		82,614,470
Other assets less liabilities: 0.1%		104,523
NET ASSETS: 100.0%		$82,718,993

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,630,958 which represents 4.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $459,051, or 0.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	2.9%	$2,392,450
Consumer Discretionary	23.5	19,408,099
Consumer Staples	5.2	4,299,305
Energy	2.0	1,680,771
Financials	1.9	1,557,476
Health Care	9.4	7,767,546
Industrials	8.6	7,092,219
Information Technology	9.2	7,590,691
Materials	10.6	8,762,600
Real Estate	4.8	3,952,447
Utilities	21.9	18,110,866
	100.0%	$82,614,470